Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue
Summary of revenue

	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Non-surgical aesthetic medical services	373,348	489,569	452,670
Surgical aesthetic medical services	313,897	319,239	401,645
General healthcare services and other aesthetic medical services	74,061	60,242	47,258
	761,306	869,050	901,573